Portfolio of Investments (unaudited)

As of January 31, 2020

	Shares	Value
LONG-TERM INVESTMENTS (102.9%)
COMMON STOCKS (101.7%)
AUSTRALIA (0.7%)
Consumer Staples (0.7%)
Treasury Wine Estates Ltd.(a)	122,000	$1,047,926
BRAZIL (3.7%)
Consumer Discretionary (1.0%)
Arezzo Industria e Comercio SA	102,200	1,438,999
Industrials (1.8%)
CCR SA	332,292	1,415,263
Cosan Logistica SA(b)	240,000	1,158,362
		2,573,625
Materials (0.9%)
Vale SA, ADR	116,000	1,360,680
Total Brazil		5,373,304
CANADA (2.5%)
Energy (1.4%)
Enbridge, Inc.	48,400	1,968,428
Materials (1.1%)
Barrick Gold Corp.	86,550	1,602,906
Total Canada		3,571,334
CHINA (0.8%)
Industrials (0.3%)
CRRC Corp. Ltd., Class H(a)	693,650	457,360
Real Estate (0.5%)
China Evergrande Group(a)	317,000	700,464
Total China		1,157,824
FINLAND (1.2%)
Information Technology (0.7%)
Nokia OYJ(a)	264,100	1,028,062
Materials (0.5%)
Stora Enso OYJ, R Shares(a)	52,300	678,880
Total Finland		1,706,942

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

FRANCE (5.2%)
Energy (0.8%)
TOTAL SA, ADR(c)	23,500	$1,141,865
Financials (1.1%)
AXA SA(a)	58,900	1,566,243
Industrials (2.0%)
Alstom SA(a)	27,202	1,441,713
Bouygues SA(a)	34,900	1,378,888
		2,820,601
Utilities (1.3%)
Veolia Environnement SA(a)	65,100	1,920,474
Total France		7,449,183
GERMANY (3.3%)
Financials (1.1%)
Deutsche Boerse AG(a)	10,100	1,639,467
Health Care (1.1%)
Bayer AG(a)	20,000	1,605,110
Information Technology (1.1%)
Infineon Technologies AG(a)	70,500	1,514,547
Total Germany		4,759,124
HONG KONG (2.2%)
Financials (2.2%)
AIA Group Ltd.(a)	175,100	1,735,056
Hong Kong Exchanges & Clearing Ltd.(a)	44,000	1,445,727
Total Hong Kong		3,180,783
INDONESIA (1.2%)
Communication Services (1.2%)
Tower Bersama Infrastructure Tbk PT(a)	20,000,000	1,693,731
JAPAN (3.0%)
Financials (0.8%)
Mitsubishi UFJ Financial Group, Inc.(a)	231,200	1,187,124
Health Care (1.0%)
Shionogi & Co. Ltd.(a)	23,500	1,397,641
Real Estate (1.2%)
GLP J-REIT(a)	1,300	1,746,192
Total Japan		4,330,957
LUXEMBOURG (0.8%)
Materials (0.8%)
ArcelorMittal SA(c)	74,000	1,084,840
MEXICO (1.4%)
Utilities (1.4%)
Infraestructura Energetica Nova SAB de CV	415,500	1,952,655

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

NETHERLANDS (0.9%)
Consumer Staples (0.9%)
Unilever NV(a)	23,500	$1,371,276
NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA(a)	76,200	1,377,014
SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.(a)	213,000	1,676,120
SOUTH KOREA (1.4%)
Materials (1.4%)
LG Chem Ltd.(a)	7,100	1,979,761
SPAIN (1.3%)
Industrials (1.3%)
Ferrovial SA(a)	60,725	1,928,956
SWEDEN (1.8%)
Consumer Staples (1.1%)
Essity AB, Class B(a)	50,100	1,590,470
Financials (0.7%)
Swedbank AB, A Shares(a)	65,200	1,001,063
Total Sweden		2,591,533
SWITZERLAND (4.7%)
Consumer Staples (1.2%)
Nestle SA(a)	15,900	1,753,653
Financials (1.3%)
Zurich Insurance Group AG(a)	4,500	1,868,029
Health Care (2.2%)
Novartis AG(a)	15,100	1,426,468
Roche Holding AG(a)	4,900	1,643,795
		3,070,263
Total Switzerland		6,691,945
UNITED KINGDOM (8.9%)
Communication Services (2.2%)
Cineworld Group PLC(a)	536,100	1,251,310
Vodafone Group PLC(a)	981,000	1,927,388
		3,178,698

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Energy (0.9%)
BP PLC, ADR(c)	36,600	$1,322,358
Financials (1.2%)
Standard Chartered PLC(a)	201,400	1,674,729
Health Care (2.1%)
Dechra Pharmaceuticals PLC(a)	39,300	1,472,627
GlaxoSmithKline PLC, ADR	34,200	1,600,560
		3,073,187
Industrials (1.3%)
Melrose Industries PLC(a)	589,966	1,808,062
Information Technology (1.2%)
Avast PLC(a)(d)	297,100	1,668,651
Total United Kingdom		12,725,685
UNITED STATES (54.5%)
Communication Services (2.4%)
Activision Blizzard, Inc.	22,000	1,286,560
Alphabet, Inc., Class C(b)(c)	1,500	2,151,345
		3,437,905
Consumer Discretionary (9.4%)
Aptiv PLC(c)	18,500	1,568,615
Dollar General Corp.(c)	11,200	1,718,192
Las Vegas Sands Corp.	26,300	1,717,653
Lennar Corp., Class A(c)	26,000	1,725,360
Lowe's Cos., Inc.(c)	16,000	1,859,840
Target Corp.(c)	17,400	1,926,876
TJX Cos., Inc. (The)(c)	25,000	1,476,000
Whirlpool Corp.(c)	10,400	1,520,168
		13,512,704
Consumer Staples (2.8%)
Kraft Heinz Co. (The)	32,500	949,000
Molson Coors Brewing Co., Class B(c)	22,400	1,244,992
Mondelez International, Inc., Class A(c)	31,300	1,795,994
		3,989,986
Energy (3.1%)
EOG Resources, Inc.	18,400	1,341,544
Kinder Morgan, Inc.	84,000	1,753,080
Schlumberger Ltd.(c)	40,000	1,340,400
		4,435,024
Financials (6.7%)
American International Group, Inc.(c)	26,200	1,316,812
Bank of America Corp.(c)	54,400	1,785,952
Blackstone Group, Inc. (The), Class A	13,000	793,910
Charles Schwab Corp. (The)	44,000	2,004,200
Citigroup, Inc.(c)	23,400	1,741,194
Goldman Sachs Group, Inc. (The)	3,100	737,025
Huntington Bancshares, Inc.	95,500	1,295,935
		9,675,028

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Health Care (6.1%)
Allergan PLC(c)	8,200	$1,530,448
Bristol-Myers Squibb Co.(c)	27,500	1,731,125
Eli Lilly & Co.	9,100	1,270,724
Medtronic PLC(c)	15,600	1,800,864
Pfizer, Inc.(c)	29,200	1,087,408
UnitedHealth Group, Inc.(c)	5,000	1,362,250
		8,782,819
Industrials (3.5%)
Delta Air Lines, Inc.(c)	27,400	1,527,276
FedEx Corp.(c)	10,900	1,576,576
Norfolk Southern Corp.	5,100	1,061,871
Raytheon Co.(c)	3,900	861,666
		5,027,389
Information Technology (14.8%)
Apple, Inc.(c)	11,800	3,652,218
Broadcom, Inc.(c)	5,700	1,739,412
Cisco Systems, Inc.	33,300	1,530,801
Intel Corp.(c)	37,600	2,403,768
Leidos Holdings, Inc.	12,200	1,225,734
Microsoft Corp.(c)	14,900	2,536,427
NortonLifeLock, Inc.	236,100	6,709,962
TE Connectivity Ltd.(c)	14,700	1,355,046
		21,153,368
Real Estate (2.0%)
Digital Realty Trust, Inc.(c), REIT	14,800	1,820,252
GEO Group, Inc. (The), REIT	62,000	979,600
		2,799,852
Utilities (3.7%)
Clearway Energy, Inc., Class A	40,800	844,152
CMS Energy Corp.(c)	19,500	1,335,945
FirstEnergy Corp.	23,000	1,168,170
NextEra Energy, Inc.(c)	7,300	1,957,860
		5,306,127
Total United States		78,120,202
Total Common Stocks		145,771,095
PREFERRED STOCKS (1.2%)
SOUTH KOREA (1.2%)
Information Technology (1.2%)
Samsung Electronics Co., Ltd.(a)	44,300	1,731,721
Total Preferred Stocks		1,731,721
Total Long-Term Investments—102.9% (cost $126,143,543)		147,502,816
Total Investments—102.9% (cost $126,143,543)		147,502,816
Liabilities in Excess of Other Assets—(2.9)%		(4,159,256)
Net Assets—100.0%		$143,343,560

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	All or a portion of the security has been designated as collateral for the line of credit.
(d)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2020

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
04/08/2020	State Street Bank and Trust	USD	3,028,562	EUR	2,700,000	$3,006,217	$22,345

See Notes to Portfolio of Investments.

Aberdeen Global Dynamic Dividend Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Dynamic Dividend Fund